Prepayments and other assets (Tables)	9 Months Ended
May 31, 2026
Notes and other explanatory information [abstract]
Schedule of prepayments and other assets

	May 31, 2026	August 31, 2025
Prepaid expenses	$597	$1,019
Deferred financing costs	218	218
Other assets	336	-
Total prepayments and other assets	$1,151	$1,237